SEGMENTED REPORTING - Summary of Segment Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 8,484	$ 7,844
Purchased power	4,143	3,652
Operation, maintenance and administration	1,308	1,354
Depreciation, amortization and asset removal costs	1,066	996
Income before financing charges and income tax expense	1,967	1,842
Capital investments	3,063	2,531
Total assets	36,682	32,852
Total goodwill	373	373
Transmission
Segment Reporting Information [Line Items]
Total assets	21,630	19,819
Total goodwill	157	157
Transmission | Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,269	2,214
Purchased power	0	0
Operation, maintenance and administration	475	499
Depreciation, amortization and asset removal costs	554	526
Income before financing charges and income tax expense	1,240	1,189
Capital investments	1,860	1,493
Distribution
Segment Reporting Information [Line Items]
Total assets	14,040	12,696
Total goodwill	216	216
Distribution | Operating Segments
Segment Reporting Information [Line Items]
Revenues	6,175	5,582
Purchased power	4,143	3,652
Operation, maintenance and administration	721	765
Depreciation, amortization and asset removal costs	502	460
Income before financing charges and income tax expense	809	705
Capital investments	1,185	1,015
Other
Segment Reporting Information [Line Items]
Total assets	1,012	337
Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	40	48
Purchased power	0	0
Operation, maintenance and administration	112	90
Depreciation, amortization and asset removal costs	10	10
Income before financing charges and income tax expense	(82)	(52)
Capital investments	$ 18	$ 23